Earnings per share - Summary of weighted average number of ordinary shares (Details)		12 Months Ended
	May 01, 2019 shares	Dec. 31, 2024 d shares		Dec. 31, 2023 d shares		Dec. 31, 2022 shares	[1]
Accumulated number of shares issued
Accumulated Number Of Shares Issued		185,280,763,921		189,510,838,199
Number Of Shares		498,859,764		512,753,119
Days | d		366		365
Weighted average number of ordinary shares	503,445,325	506,231,595	[1]	519,207,776	[1]	530,638,621
Common stocks
Accumulated number of shares issued
Accumulated Number Of Shares Issued		186,347,761,912		187,756,015,279
Number Of Shares		503,445,325		512,759,471
Preferred stocks
Accumulated number of shares issued
Accumulated Number Of Shares Issued		0		2,097,840,000
Number Of Shares		0		0
Treasury stocks
Accumulated number of shares issued
Accumulated Number Of Shares Issued		(1,066,997,991)		(343,017,080)
Number Of Shares		(4,585,561)		(6,352)

[1]	The number of common shares outstanding is 512,759,471 shares. The above weighted-average stocks are calculated by reflecting 17,482,000 shares of convertible preferred shares issued on May 1, 2019 and then converted into common shares on May 1, 2023, and 7,814,685 shares and 13,507,398 shares of treasury stock acquired and canceled during the periods ended December 31, 2022 and December 31, 2023.